Taxation (Details) $ in Thousands	12 Months Ended				48 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018 CNY (¥)
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Retained earnings	$ (126,929)						¥ (872,698,000)
Income tax expense	$ 831	¥ 5,709,000	¥ 18,516,000	¥ 167,000
High and new technology enterprises
Taxation
Preferential tax rate (as a percent)	15.00%	15.00%
High and new technology enterprises | Beijing Hongdian Fund Distributor Co., Ltd.
Taxation
Preferential tax rate (as a percent)						15.00%
Cayman Islands
Taxation
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Taxation
Enterprise income tax rate (as a percent)	16.50%	16.50%
PRC
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%
PRC | High and new technology enterprises | Sky City WFOE
Taxation
Preferential tax rate (as a percent)					15.00%
PRC | High and new technology enterprises | Pintec Beijing WFOE
Taxation
Preferential tax rate (as a percent)					15.00%
PRC | FIE
Taxation
Withholding income tax rate on dividends Distributed (as a percent)	10.00%	10.00%
Maximum withholding income tax rate on dividends paid (as a percent)	5.00%	5.00%
Retained earnings							¥ 0